Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Stock by Class [Table Text Block]
At December 31, 2021, the Company's issued and outstanding redeemable preferred shares, each with a par value of $1.00 per share, were as follows (in millions of U.S. dollars, except number of shares and percentage amounts):

Series J
Date of issuance	March 2021
Number of preferred shares outstanding	8,000,000
Annual dividend rate	4.875%
Underwriting discounts and commissions	$6.1
Aggregate liquidation value, at $25 per share	$200.0
At December 31, 2020, the Company's issued and outstanding redeemable preferred shares, each with a par value of $1.00 per share, were as follows (in millions of U.S. dollars, except number of shares and percentage amounts):

	Series G	Series H	Series I	Total
Date of issuance	May 2016	May 2016	May 2016
Number of preferred shares outstanding	6,415,264	11,753,798	7,320,574	25,489,636
Annual dividend rate	6.500%	7.250%	5.875%
Underwriting discounts and commissions (1)	$5.4	$9.5	$6.4	$21.3
Aggregate liquidation value, at $25 per share	$160.4	$293.8	$183.0	$637.2

(1)Underwriting discounts and commissions represent the original amounts paid to issue Series D, E and F shares. These amounts were reallocated on a pro-rata basis between the previously issued and the newly issued series G, H and I shares as a result of the share exchange in May 2016 for $nil consideration.